Income Taxes - Summary of the Balances of the Deferred tax Assets and Liabilities in Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]	Jan. 01, 2017
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	$ 627	$ 618	[1]	$ 783	$ 774
Liability	(720)	(748)	[1]	$ (795)	$ (946)
Net	(93)	(130)
Country of domicile [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	189	174
Liability	(346)	(379)
Net	(157)	(205)
Foreign countries [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	438	444
Liability	(374)	(369)
Net	$ 64	$ 75

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.